CONSOLIDATED STATEMENT OF CHANGES IN NET EQUITY - PEN (S/) S/ in Thousands	Capital stock	Shares of the Group	Share-based payment	Capital surplus	Reserves	Investments in equity instruments	Available-for-sale investments	Investments in debt instruments	Cash flow hedge reserve	Insurance reserves	Foreign currency translation reserve	Retained earnings	Equity attributable to owners of parent, Total	Non-controlling interest	Total
Balances at Dec. 31, 2016	S/ 1,318,993	S/ (204,567)	S/ (4,755)	S/ 280,876	S/ 13,539,091	S/ 0	S/ 1,146,788	S/ 0	S/ 24,650	S/ 0	S/ 38,293	S/ 3,516,766	S/ 19,656,135	S/ 460,376	S/ 20,116,511
Changes in equity
Net profit for the year	0	0	0	0	0	0	0	0	0	0	0	4,091,753	4,091,753	89,895	4,181,648
Other comprehensive income, Note 18(d)	0	0	0	0	0	0	357,628	0	(57,431)	0	(54,334)	0	245,863	3,008	248,871
Total comprehensive income	0	0	0	0	0	0	357,628	0	(57,431)	0	(54,334)	4,091,753	4,337,616	92,903	4,430,519
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	2,354,954	0	0	0	0	0	0	(2,354,954)	0	0	0
Dividend distribution, Note 18(e)	0	0	0	0	0	0	0	0	0	0	0	(979,989)	(979,989)	0	(979,989)
Dividends paid to interest non-controlling of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	(50,234)	(50,234)
Additional dividends	0	0	0	0	(1,252,255)	0	0	0	0	0	0	0	(1,252,255)	0	(1,252,255)
Purchase of treasury stock, Note 18(b)	0	0	(2,141)	(68,867)	0	0	0	0	0	0	0	0	(71,008)	0	(71,008)
Share-based payment transactions	0	0	2,357	59,939	5,919	0	0	0	0	0	0	0	68,215	0	68,215
Others	0	169	0	0	0	0	0	0	0	0	0	(2,316)	(2,147)	(5,909)	(8,056)
Balances (Restated) at Dec. 31, 2017	1,318,993	(204,398)	(4,539)	271,948	14,647,709	431,711	0	853,747	(32,781)	0	(16,041)	4,298,578	21,564,927	497,136	22,062,063
Balances at Dec. 31, 2017	1,318,993	(204,398)	(4,539)	271,948	14,647,709	0	1,504,416	0	(32,781)	0	(16,041)	4,271,260	21,756,567	497,136	22,253,703
Change in accounting policy, Note 3(a)(vii)	0	0	0	0	0	431,711	(1,504,416)	853,747	0	0	0	27,318	(191,640)	0	(191,640)
Changes in equity
Net profit for the year	0	0	0	0	0	0	0	0	0	0	0	3,983,865	3,983,865	87,440	4,071,305
Other comprehensive income, Note 18(d)	0	0	0	0	0	20,840	0	(624,277)	29,620	0	45,634	0	(528,183)	(5,734)	(533,917)
Total comprehensive income	0	0	0	0	0	20,840	0	(624,277)	29,620	0	45,634	3,983,865	3,455,682	81,706	3,537,388
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	2,933,617	0	0	0	0	0	0	(2,933,617)	0	0	0
Dividend distribution, Note 18(e)	0	0	0	0	0	0	0	0	0	0	0	(1,130,427)	(1,130,427)	0	(1,130,427)
Dividends paid to interest non-controlling of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	(45,134)	(45,134)
Acquisition of non-controlling interest	0	0	0	0	0	0	0	0	0	0	0	(70,046)	(70,046)	(104,426)	(174,472)
Purchase of treasury stock, Note 18(b)	0	0	(1,869)	(93,544)	0	0	0	0	0	0	0	0	(95,413)	0	(95,413)
Share-based payment transactions	0	0	2,767	67,790	17,230	0	0	0	0	0	0	0	87,787	0	87,787
Others	0	45	0	0	0	0	0	0	0	0	0	26,688	26,733	(2,449)	24,284
Balances at Dec. 31, 2018	1,318,993	(204,353)	(3,641)	246,194	17,598,556	452,551	0	229,470	(3,161)	0	29,593	4,175,041	23,839,243	426,833	24,266,076
Changes in equity
Net profit for the year	0	0	0	0	0	0	0	0	0	0	0	4,265,304	4,265,304	87,027	4,352,331
Other comprehensive income, Note 18(d)	0	0	0	0	0	97,514	0	1,026,518	(26,943)	(658,491)	(58,862)	0	379,736	7,935	387,671
Total comprehensive income	0	0	0	0	0	97,514	0	1,026,518	(26,943)	(658,491)	(58,862)	4,265,304	4,645,040	94,962	4,740,002
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	1,858,811	0	0	0	0	0	0	(1,858,811)	0	0	0
Dividend distribution, Note 18(e)	0	0	0	0	0	0	0	0	0	0	0	(1,595,229)	(1,595,229)	0	(1,595,229)
Dividends paid to interest non-controlling of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	(52,971)	(52,971)
Additional dividends	0	0	0	0	(31,268)	0	0	0	0	0	0	(606,824)	(638,092)	0	(638,092)
Purchase of treasury stock, Note 18(b)	0	0	(1,814)	(101,411)	0	0	0	0	0	0	0	0	(103,225)	0	(103,225)
Share-based payment transactions	0	0	2,004	81,254	11,546	0	0	0	0	0	0	0	94,804	0	94,804
Acquisition of subsidiaries, Note 2(a)	0	0	0	0	0	0	0	0	0	0	0	0	0	74,392	74,392
Others	0	(35)	0	0	0	0	0	0	0	0	0	(4,546)	(4,581)	(34,866)	(39,447)
Balances at Dec. 31, 2019	S/ 1,318,993	S/ (204,388)	S/ (3,451)	S/ 226,037	S/ 19,437,645	S/ 550,065	S/ 0	S/ 1,255,988	S/ (30,104)	S/ (658,491)	S/ (29,269)	S/ 4,374,935	S/ 26,237,960	S/ 508,350	S/ 26,746,310